Cover	Dec. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
Entity File Number	1-35962
Entity Registrant Name	NATHAN’S FAMOUS, INC.
Entity Central Index Key	0000069733
Entity Tax Identification Number	11-3166443
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Jericho Plaza
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	338-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	NATH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false